Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Enjoy Technology Inc [Member]
Earnings Per Share [Line Items]
Net Loss Per Share
13.	NET LOSS PER SHARE
The following table sets forth the computation of net loss per common share (in thousands except share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net loss	$(54,372)	$(28,719)	$(149,797)	$(79,475)
Denominator:
Weighted-average common shares outstanding—basic and diluted	65,880,464	61,881,132	64,379,599	61,716,744

Net loss per share—basic and diluted	$(0.83)	$(0.46)	$(2.33)	$(1.29)

The Company’s potentially dilutive securities, which include redeemable convertible preferred stock, stock options to purchase common stock, restricted stock units and warrants to purchase redeemable convertible preferred stock and common stock, have been excluded from the computation of diluted net loss per share as the effect would be antidilutive. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same.
The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	As of September 30,
	2021	2020
Conversion of redeemable convertible preferred stock	153,473,639	149,520,445
Warrants to purchase redeemable convertible preferred stock	336,304	336,304
Options to purchase common stock	27,339,995	23,578,336
Restricted stock units	3,025,653	—
Conversion of convertible loan	33,283,184	—

Total common stock equivalents	217,458,775	173,435,085

14.	NET LOSS PER SHARE
The following table sets forth the computation of net loss per common share (in thousands except share and per share amounts):

	Year Ended December 31,
	2020	2019
Numerator:
Net loss	$(157,784)	$(89,694)
Denominator:
Weighted-average common shares outstanding—basic and diluted	61,852,957	60,753,169

Net loss per share—basic and diluted	$(2.55)	$(1.48)

The Company’s potentially dilutive securities, which include redeemable convertible preferred stock, stock options to purchase common stock and warrants to purchase redeemable convertible preferred stock and common stock, have been excluded from the computation of diluted net loss per share as the effect would be antidilutive. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	December 31,
	2020	2019
Conversion of redeemable convertible preferred stock	149,520,445	149,520,445
Warrants to purchase redeemable convertible preferred stock	810,692	336,304
Options to purchase common stock	22,874,690	21,628,240
Conversion of convertible loan	11,708,273	—

Total common stock equivalents	184,914,100	171,484,989